Consolidated Statements of Earnings $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue (Note 23)	$ 960,156	$ 1,217,052	$ 2,045,422
Cost of goods sold	740,602	918,873	1,616,337
Gross margin	219,554	298,179	429,085
Selling and administrative expenses	165,263	182,167	197,177
Operating income	54,291	116,012	231,908
Gain on disposal of property, plant and equipment (Note 9)	135	45	302
Equity earnings from associate and joint venture	671	1,995	1,692
Earnings before finance costs and income taxes	55,097	118,052	233,902
Net finance costs (Note 26)	16,995	22,493	18,578
Earnings before income taxes	38,102	95,559	215,324
Income taxes (Note 20)	56,557	7,302	63,196
Net earnings (loss)	(18,455)	88,257	152,128
Net earnings (loss) attributable to:
Controlling interest	(18,455)	88,080	151,647
Non-controlling interest	$ 0	$ 177	$ 481
Earnings (loss) per share – basic (Note 27) | (per share)	$ (0.21)	$ 0.98	$ 1.70
Earnings (loss) per share – diluted (Note 27) | (per share)	$ (0.21)	$ 0.98	$ 1.70
Weighted average number of shares – basic | shares	89,678,845	89,678,845	89,500,829
Weighted average number of shares – diluted | shares	89,678,845	89,678,845	89,709,745